Consolidated shareholders’ equity - Summary of Stock Options Outstanding at Each Balance Sheet Date (Details) - Total stock option plans € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€) shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, beginning balance (in shares) | shares	1,837,969	2,337,968	2,579,270
Number of options, options exercisable (in shares) | shares	1,333,013	1,624,569	1,949,184	1,845,050
Number of options, options exercised (in shares) | shares	(504,956)	(490,373)	(190,076)
Number of options, options cancelled (in shares) | shares		(9,626)	(51,216)
Number of options, options forfeited (in shares) | shares			(10)
Number of options, ending balance (in shares) | shares	1,333,013	1,837,969	2,337,968	2,579,270
Average exercise price per share, beginning balance (in euros per share) | € / shares	€ 78.64	€ 77.13	€ 75.61
Average exercise price per share, options exercisable (in euros per share) | € / shares	80.53	78.89	78.15	€ 74.51
Average exercise price per share, options exercised (in euros per share) | € / shares	73.65	71.39	59.53
Average exercise price per share, options cancelled (in euros per share) | € / shares		80.56	65.84
Average exercise price per share, options forfeited (in euros per share) | € / shares			50.48
Average exercise price per share, ending balance (in euros per share) | € / shares	€ 80.53	€ 78.64	€ 77.13	€ 75.61
Total, beginning balance | €	€ 145	€ 180	€ 195
Total, options exercisable | €	107	128	152	€ 137
Total, options exercised | €	(37)	(35)	(11)
Total, options cancelled | €		(1)	(3)
Total, options forfeited | €			0
Total, ending balance | €	€ 107	€ 145	€ 180	€ 195